CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Revenues
Total revenues	¥ 200,976	$ 27,534	¥ 233,363	¥ 92,814
Cost of revenues	(112,434)	(15,403)	(170,174)	(86,647)
Gross profit	88,542	12,131	63,189	6,167
Operating expenses
Selling and marketing expenses	(198,863)	(27,244)	(438,609)	(241,430)
Administrative expenses	(374,644)	(51,326)	(568,446)	(2,173,939)
Research and development expenses	(42,070)	(5,764)	(61,608)	(36,557)
Impairment losses, net	(300,921)	(41,226)	(73,816)	(22,042)
Total operating expenses	(916,498)	(125,560)	(1,142,479)	(2,473,968)
Other gains, net	20,928	2,867	24,083	7,317
Operating loss	(807,028)	(110,562)	(1,055,207)	(2,460,484)

Fair value changes of convertible instruments	426	58	(116,520)	(3,158,498)
Fair value changes of financial instruments at fair value through profit or loss	(80,748)	(11,062)	(87,143)	1,753
Finance costs	(39,838)	(5,458)	(31,852)	(10,275)
Loss before income tax	(927,188)	(127,024)	(1,290,722)	(5,627,504)
Income tax	19,150	2,623	(3,308)	(9,861)
Loss from continuing operations	(908,038)	(124,401)	(1,294,030)	(5,637,365)
Loss from discontinued operations	(6,404)	(877)	(13,120)	0
Net loss for the year	(914,442)	(125,278)	(1,307,150)	(5,637,365)
Net loss attributable to:
Equity holders of the Company	(913,484)	(125,147)	(1,306,913)	(5,637,365)
Non-controlling interests	(958)	(131)	(237)	0
Net loss for the year	¥ (914,442)	$ (125,278)	¥ (1,307,150)	¥ (5,637,365)
Basic and diluted loss per share for loss from continuing operations attributable to the ordinary shareholders of the Company (Expressed in RMB per share)
Basic loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.35)	$ (0.05)	¥ (0.57)	¥ (2.92)
Diluted loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.35)	(0.05)	(0.57)	(2.92)
Basic and diluted loss per share for loss attributable to the ordinary shareholders of the Company (Expressed in RMB per share)
Basic loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.35)	(0.05)	(0.58)	(2.92)
Diluted loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.35)	$ (0.05)	¥ (0.58)	¥ (2.92)
Net loss for the year	¥ (914,442)	$ (125,278)	¥ (1,307,150)	¥ (5,637,365)
Other comprehensive loss that will not be reclassified to profit or loss in subsequent periods:
– Fair value changes on equity investment designated at fair value through other comprehensive loss, net of tax	(37,127)	(5,086)	(24,090)	(10,143)
– Currency translation differences	5,632	771	(6,408)	(25,058)
Other comprehensive loss for the year, net of tax	(31,495)	(4,315)	(30,498)	(35,201)
Total comprehensive loss for the year	(945,937)	(129,593)	(1,337,648)	(5,672,566)
Equity holders of the Company	(944,979)	(129,462)	(1,337,411)	(5,672,566)
Non-controlling interests	(958)	(131)	(237)	0
Charging services revenues
Revenues
Total revenues	169,093	23,166	129,434	82,590
Energy solutions revenues
Revenues
Total revenues	25,516	3,496	100,545	8,115
New initiatives revenues
Revenues
Total revenues	¥ 6,367	$ 872	¥ 3,384	¥ 2,109